INVESTMENTS (Details) (USD $)	3 Months Ended																																						12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Mortgage-backed securities	Dec. 31, 2011 Mortgage-backed securities	Dec. 31, 2012 U.S. government-sponsored agency guaranteed	Dec. 31, 2011 U.S. government-sponsored agency guaranteed	Dec. 31, 2012 Prime	Dec. 31, 2011 Prime	Dec. 31, 2012 Alt-A	Dec. 31, 2011 Alt-A	Dec. 31, 2012 Non-U.S. residential	Dec. 31, 2011 Non-U.S. residential	Dec. 31, 2012 Commercial	Dec. 31, 2011 Commercial	Dec. 31, 2012 Subprime	Dec. 31, 2011 Subprime	Dec. 31, 2012 U.S. Treasury and federal agency securities	Dec. 31, 2011 U.S. Treasury and federal agency securities	Dec. 31, 2012 U.S. Treasury	Dec. 31, 2011 U.S. Treasury	Dec. 31, 2012 Agency obligations	Dec. 31, 2011 Agency obligations	Dec. 31, 2012 State and municipal securities	Dec. 31, 2011 State and municipal securities	Dec. 31, 2012 Foreign government	Dec. 31, 2011 Foreign government	Dec. 31, 2012 Corporate	Dec. 31, 2011 Corporate	Dec. 31, 2012 Asset-backed securities	Dec. 31, 2011 Asset-backed securities	Dec. 31, 2012 Other debt securities	Dec. 31, 2011 Other debt securities	Dec. 31, 2012 Total debt securities AFS	Dec. 31, 2011 Total debt securities AFS	Dec. 31, 2012 Marketable equity securities AFS	Dec. 31, 2011 Marketable equity securities AFS	Dec. 31, 2012 Total securities AFS securities	Dec. 31, 2011 Total securities AFS	Dec. 31, 2012 Debt securities	Dec. 31, 2012 Privately sponsored securities
Investments summary
Securities available-for-sale, at fair value			$ 288,695,000,000	$ 265,204,000,000	$ 55,471,000,000	$ 51,025,000,000	$ 47,345,000,000	$ 45,781,000,000	$ 86,000,000	$ 113,000,000	$ 1,000,000	$ 1,000,000	$ 7,590,000,000	$ 4,658,000,000	$ 449,000,000	$ 472,000,000			$ 91,841,000,000	$ 85,138,000,000	$ 65,594,000,000	$ 50,229,000,000	$ 26,247,000,000	$ 34,909,000,000	$ 18,332,000,000	$ 14,399,000,000	$ 94,047,000,000	$ 84,514,000,000	$ 9,674,000,000	$ 10,257,000,000	$ 14,130,000,000	$ 11,003,000,000	$ 258,000,000	$ 683,000,000	$ 283,753,000,000	$ 257,019,000,000	$ 4,942,000,000	$ 8,185,000,000	$ 288,695,000,000	$ 265,204,000,000		$ 8,126,000,000
Debt securities held-to-maturity			10,130,000,000	11,483,000,000	4,709,000,000	7,430,000,000			209,000,000	287,000,000	2,132,000,000	3,328,000,000	2,087,000,000	2,967,000,000	123,000,000	512,000,000	158,000,000	336,000,000							1,205,000,000	1,327,000,000	2,987,000,000		726,000,000	1,749,000,000	503,000,000	977,000,000
Non-marketable equity securities carried at fair value			5,768,000,000	8,836,000,000
Non-marketable equity securities carried at cost			7,733,000,000	7,890,000,000
Total investments			312,326,000,000	293,413,000,000
Decrease in non-marketable equity securities carried at fair value	1,500,000,000	1,300,000,000
Securities available-for-sale
Amortized cost					53,965,000,000	49,649,000,000	46,001,000,000	44,394,000,000	85,000,000	118,000,000	1,000,000	1,000,000	7,442,000,000	4,671,000,000	436,000,000	465,000,000			90,300,000,000	83,100,000,000	64,456,000,000	48,790,000,000	25,844,000,000	34,310,000,000	20,020,000,000	16,819,000,000	93,259,000,000	84,360,000,000	9,302,000,000	10,005,000,000	14,188,000,000	11,053,000,000	256,000,000	670,000,000	281,290,000,000	255,656,000,000	4,643,000,000	6,722,000,000	285,933,000,000	262,378,000,000
Gross unrealized gains					1,672,000,000	1,464,000,000	1,507,000,000	1,438,000,000	1,000,000	1,000,000			148,000,000	9,000,000	16,000,000	16,000,000			1,576,000,000	2,040,000,000	1,172,000,000	1,439,000,000	404,000,000	601,000,000	132,000,000	134,000,000	918,000,000	558,000,000	398,000,000	305,000,000	85,000,000	31,000,000	2,000,000	13,000,000	4,783,000,000	4,545,000,000	444,000,000	1,658,000,000	5,227,000,000	6,203,000,000
Gross unrealized losses					166,000,000	88,000,000	163,000,000	51,000,000		6,000,000				22,000,000	3,000,000	9,000,000			35,000,000	2,000,000	34,000,000		1,000,000	2,000,000	1,820,000,000	2,554,000,000	130,000,000	404,000,000	26,000,000	53,000,000	143,000,000	81,000,000			2,320,000,000	3,182,000,000	145,000,000	195,000,000	2,465,000,000	3,377,000,000
Fair value			288,695,000,000	265,204,000,000	55,471,000,000	51,025,000,000	47,345,000,000	45,781,000,000	86,000,000	113,000,000	1,000,000	1,000,000	7,590,000,000	4,658,000,000	449,000,000	472,000,000			91,841,000,000	85,138,000,000	65,594,000,000	50,229,000,000	26,247,000,000	34,909,000,000	18,332,000,000	14,399,000,000	94,047,000,000	84,514,000,000	9,674,000,000	10,257,000,000	14,130,000,000	11,003,000,000	258,000,000	683,000,000	283,753,000,000	257,019,000,000	4,942,000,000	8,185,000,000	288,695,000,000	265,204,000,000		8,126,000,000
Number of securities where their cost exceeded their fair value (in quantity)																																							3,500
Unrealized loss of fixed income investments in gross unrealized loss position for less than twelve months																																									$ 238,000,000
Percentage of fixed-income investments in gross-unrealized-loss position for less than a year that were rated investment grade																																			98.00%
Percentage of fixed-income investments in gross-unrealized-loss position for a year or more, rated investment grade																																			92.00%